Reconciliation of Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income tax expense, applicable tax rates	25.00%	25.00%	25.00%